Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts Payables And Accrued Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 6,242	$ 5,480
Accounts Payables And Accrued Liabilities | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	6,242	5,480
Accounts Payables And Accrued Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Accounts Payables And Accrued Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Accounts Payables And Accrued Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Short-Term Borrowings
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	173	179
Short-Term Borrowings | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	173	179
Short-Term Borrowings | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Short-Term Borrowings | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Short-Term Borrowings | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Contingent Payments
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		168
Contingent Payments | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		168
Contingent Payments | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		0
Contingent Payments | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		0
Contingent Payments | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments		0
Lease Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	4,613	4,354
Lease Liabilities | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	538	438
Lease Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	824	712
Lease Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	645	569
Lease Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,606	2,635
Long-Term Debt
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	11,711	11,257
Long-Term Debt | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	526	313
Long-Term Debt | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,910	792
Long-Term Debt | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,989	3,007
Long-Term Debt | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 7,286	$ 7,145